Income Tax Expense (Recovery) - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Disclosure [Abstract]
Current	$ (380)	$ (3,592)	$ (960)	$ 9,030
Deferred	(1,030)	(110)	1,139	651
Income tax (expense) recovery	$ 1,410	$ 3,702	$ (179)	$ (9,681)